FINANCE COSTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
FINANCE COSTS	FINANCE COSTS

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest expense
Corporate bonds	$17,848.9	$19,278.1	$19,148.2
Lease liabilities	382.0	373.4	453.7
Bank loans	95.4	150.8	378.5
Others	2.8	3.4	5.9
Less: Capitalized interest under property, plant and equipment	(6,329.7)	(9,310.3)	(7,615.9)

	$11,999.4	$10,495.4	$12,370.4
Information about capitalized interest is as follows:

	Years Ended December 31
	2024	2025

Capitalization rate	1.20%-3.34%	1.32%-3.34%